Prepayments and other current assets, net	9 Months Ended
Mar. 31, 2024
Prepayments And Other Current Assets Net
Prepayments and other current assets, net

Note 8 – Prepayments and other current assets, net

As of March 31, 2024 and June 30, 2023, prepayments and other current assets consisted of the following:

	March 31, 2024	June 30, 2023
Advance to suppliers	$756,107	$1,668,173
Prepaid income taxes	31,496	45,718
Prepaid expenses and other receivables	1,093,638	1,393,433
Less: Allowance for credit losses	(249,128)	(249,128)

Total	$1,632,113	$2,858,196

Other receivables consisted of delivery fees of $6,619 and $165,962 from one and two unrelated parties for their use of the Company’s courier accounts at March 31, 2024 and June 30, 2023.

During the three and nine months ended March 31, 2024 and 2023, there were no changes in allowance for credit losses on other receivables.